SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Entity	Digatrade Financial Corp.
Country Of Incorporation	Canada
Functional Currency	Canadian Dollar
Subsidiaries 1 [member]
Statement [Line Items]
Entity	Digatrade Limited
Country Of Incorporation	Canada
Functional Currency	Canadian Dollar
Voting Control	100.00%
Subsidiary 2 [member]
Statement [Line Items]
Entity	Digatrade (UK) Limited
Country Of Incorporation	United Kingdom
Functional Currency	Pounds Sterling
Voting Control	100.00%
Subsidiary 3 [member]
Statement [Line Items]
Entity	Digatrade Limited
Country Of Incorporation	USA
Functional Currency	US Dollar
Voting Control	100.00%